Rights of use asset and lease liability (Tables)	12 Months Ended
Jun. 30, 2023
Rights of use asset and lease liability
Schedule of changes in right of use assets

$
Balance at June 30, 2021	—
Additions	482
Amortisation	(102)
Balance at June 30, 2022	380
Additions	1,124
Amortisation	(274)
Effect of movement in foreign exchange rates	3
Right of use asset at June 30, 2023	1,233

Schedule of changes in lease liabilities

$
Balance at June 30, 2021	—
Additions	482
Lease payments	(108)
Interest on lease payments	17
Effect of movement in foreign exchange rates	(1)
Balance at June 30, 2022	390
Additions	1,124
Lease payments	(315)
Interest on lease payments	47
Effect of movement in foreign exchange rates	5
Balance at June 30, 2023	1,251
Lease liabilities - current portion	512
Lease liabilities – non-current	739